Note 32 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	69,762	-	-	-	69,762
Inter-segmental revenue	-	15,247	(15,061)	(186)	-
Royalties	(3,498)	-	-	-	(3,498)
Production costs	(36,753)	(14,751)	15,324	-	(36,180)
Depreciation	(4,019)	(53)	309	-	(3,763)
Management fee *	(3,960)	3,960	-	-	-
Other income	2,358	205	-	31	2,594
Other expenses	-	(195)	-	-	(195)
Administrative expenses	(40)	(2,258)	-	(3,613)	(5,911)
Cash settled share-based payment expense	(581)	-	-	(395)	(976)
Equity-settled share-based payment expense	(806)	-	-	(29)	(835)
Net Foreign exchange gain	(375)	207	-	(212)	(380)
Net finance cost	(69)	10	-	28	(31)
Profit before tax	22,019	2,372	572	(4,376)	20,587
Tax expense	(7,587)	(1,104)	-	-	(8,691)
Profit for the year	14,432	1,268	572	(4,376)	11,896
Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current (excluding intercompany)	20,368	2,766	(60)	4,839	27,913
Non-current (excluding intercompany)	82,798	381	(1,076)	40	82,143
Expenditure on property, plant and equipment	21,007	(7)	(51)	-	20,949
Intercompany balances	-	8,021	(58,087)	50,066	-

Geographic segment liabilities
Current (excluding intercompany)	(13,969)	(1,276)	-	(357)	(15,602)
Non-current (excluding intercompany)	(23,041)	(714)	293	(1,781)	(25,243)
Intercompany balances	(2,720)	(32,724)	58,087	(22,643)	-
Information about reportable segments 2016	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Revenue	61,992	-	-	-	61,992
Inter-segmental revenue	-	11,873	(11,348)	(525)	-
Royalties	(2,923)	-	-	-	(2,923)
Production costs	(33,081)	(10,185)	11,180	-	(32,086)
Depreciation	(3,733)	(47)	289	-	(3,491)
Management fee	(3,960)	3,960	-	-	-
Other income	1,194	16	-	120	1,330
Other expenses	(55)	-	-	-	(55)
Administrative expenses	(128)	(3,119)	674	(4,690)	(7,263)
Share-based payment expenses	(342)	(106)	-	(340)	(788)
Net Foreign exchange gain	2	(529)	-	22	(505)
Margin call on hedge	-	-	-	(435)	(435)
Net finance cost	(191)	15	-	-	(176)
Sale of Blanket Mine treasury	3,202	-	-	-	3,202
Profit before tax	21,977	1,878	795	(5,848)	18,802
Tax expense	(6,795)	(922)	-	-	(7,717)
Profit for the year	15,182	956	795	(5,848)	11,085
Information about reportable segments 2016	Zimbabwe	South Africa	Intergroup elimination adjustment	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current	19,501	1,616	(375)	5,050	25,792
Non-current (excluding intercompany)	65,824	388	(1,335)	40	64,917
Additions to property, plant and equipment	19,000	36	123	-	19,159
Intercompany balances	-	7,080	(49,951)	42,871	-

Geographic segment liabilities
Current	(8,801)	(718)	-	(313)	(9,832)
Non-current (excluding intercompany)	(21,043)	(517)	-	-	(21,560)
Intercompany balances	(2,184)	(32,867)	49,951	(14,900)	-
Information about reportable segments 2015	Zimbabwe	South Africa	Zambia	Inter-group eliminations adjustments	Corporate and other reconciling	Total

Revenue	48,977	-	-	-	-	48,977
Inter-segmental revenue	-	17,017	-	(26,514)	9,497	-
Royalties	(2,455)	-	-	-	-	(2,455)
Production costs	(30,955)	(12,174)	-	13,110	-	(30,019)
Depreciation	(3,559)	(42)	-	279	-	(3,322)
Other income	55	46	-	-	9	110
Management fee	(4,140)	4,140	-	-	-	-
Administrative expenses	(118)	(8,135)	(750)	7,183	(5,802)	(7,622)
Equity-settled share-based payment expense	-	-	-	-	(24)	(24)
Net foreign exchange gain	-	2,419	-	-	431	2,850
Finance income	-	1	-	-	-	1
Finance expense	(190)	(2)	-	-	(344)	(536)
Profit before income tax	7,615	3,270	(750)	(5,942)	3,767	7,960
Tax expense	(2,616)	(276)	-	-	522	(2,370)
Profit after income tax	4,999	2,994	(750)	(5,942)	4,289	5,590